Related Party Transactions (Details) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 12, 2021	Apr. 12, 2021	Aug. 23, 2021	Dec. 31, 2021	Dec. 31, 2021	Apr. 20, 2021
Related Party Transactions (Details) [Line Items]
Additional private sale units (in Shares)			18,348
Generating gross proceeds			$ 183,480	$ 2,762,500	$ 57,338,908
Principal amount received						$ 300,000
Outstanding under note				0
General and administrative services				$ 10,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Common stock per share (in Dollars per share)	$ 11.5
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Purchased shares (in Shares)		1,437,500
Aggregate price		$ 25,000
Aggregate shares (in Shares)	276,250